Rafferty Asset Management, LLC
535 Madison Avenue, 37th Floor
New York, New York 10022
July 24, 2026
FILED VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-1004
Re: Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Direxion AAPL Defined Income Boost ETF, Direxion AMZN Defined Income Boost ETF, Direxion GOOGL Defined Income Boost ETF, Direxion META Defined Income Boost ETF, Direxion MSFT Defined Income Boost ETF, Direxion MU Defined Income Boost ETF, Direxion NVDA Defined Income Boost ETF, Direxion PLTR Defined Income Boost ETF, and the Direxion TSLA Defined Income Boost ETF that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated July 21, 2026, filed electronically as Post-Effective Amendment No. 487 to the Trust’s Registration Statement on Form N-1A on July 21, 2026.
If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463, Fatima Sulaiman of K&L Gates at (202) 778-9082, or Frank Na of K&L Gates at (202) 778-9473.
Sincerely,
DIREXION SHARES ETF TRUST
/s/ Angela Brickl
General Counsel
Rafferty Asset Management, LLC